Equity	12 Months Ended
Dec. 31, 2020
Equity [abstract]
Equity

19 Equity

Total equity
	2020	2019	2018
Share capital and share premium
- Share capital	39	39	39
- Share premium	17,089	17,078	17,050
	17,128	17,117	17,088

Other reserves
- Revaluation reserve: Equity securities at FVOCI	1,181	1,580	1,914
- Revaluation reserve: Debt instruments at FVOCI	309	322	398
- Revaluation reserve: Cash flow hedge	1,450	1,208	604
- Revaluation reserve: Credit liability	-117	-114	8
- Revaluation reserve: Property in own use	221	253	204
- Net defined benefit asset/liability remeasurement reserve	-307	-336	-394
- Currency translation reserve	-3,636	-2,079	-2,043
- Share of associates and joint ventures and other reserves	3,246	3,189	2,940
- Treasury shares	-4	-10	-11
	2,342	4,013	3,621

Retained earnings	32,149	29,866	28,339

Shareholders’ equity (parent)	51,619	50,996	49,049
Non-controlling interests	1,022	893	803
Total equity	52,640	51,889	49,851

Share capital
	Ordinary shares (par value EUR 0.01)
	Number x 1,000			Amount
	2020	2019	2018	2020	2019	2018
Authorised share capital	14,729,000	14,729,000	14,729,000	147	147	147
Unissued share capital	10,828,331	10,832,266	10,837,272	108	108	108
Issued share capital	3,900,669	3,896,734	3,891,728	39	39	39

Changes in issued share capital
	Ordinary shares(par value EUR 0.01)
	Number x 1,000	Amount
Issued share capital as at 1 January 2018	3,885,790	39
Issue of shares	5,938
Issued share capital as at 31 December 2018	3,891,728	39
Issue of shares	5,006
Issued share capital as at 31 December 2019	3,896,734	39
Issue of shares	3,934
Issued share capital as at 31 December 2020	3,900,669	39

In 2020, ING Groep N.V. issued 3.9 million ordinary shares (2019: 5.0 million ordinary shares, 2018: 5.9 million). These issues were made in order to fund obligations arising from share-based employee incentive programmes.

In 2020, 2019 and 2018 respectively, ING Groep N.V. issued USD 750 million, USD 2,750 million and nil Perpetual Additional Tier 1 Contingent Convertible Capital Securities which can, in accordance with their terms and conditions, convert by operation of law into ordinary shares if the conditions to such conversion are fulfilled. As a result of this conversion, the issued share capital can increase by no more than 83 million ordinary shares (2019: 306 million ordinary shares). Reference is made to Note 18 ‘Subordinated loans’.

Ordinary shares

All ordinary shares are registered. No share certificates have been issued. The par value of ordinary shares is EUR 0.01. The authorised ordinary share capital of ING Groep N.V. currently consists of 14,729 million ordinary shares. As at 31 December 2020, 3,901 million ordinary shares were issued and fully paid.

Ordinary shares held by ING Group (Treasury shares)

As at 31 December 2020, 0.6 million ordinary shares (2019: 0.9 million and 2018: 1.1 million) of ING Groep N.V. with a par value of EUR 0.01 are held by ING Groep N.V. or its subsidiaries. The obligations with regard to the existing stock option plan and the share plans will be funded either by cash or by newly issued shares at the discretion of ING Group.

Share premium

Share premium
	2020	2019	2018
Opening balance	17,078	17,050	17,006
Issue of shares	11	28	44
Closing balance	17,089	17,078	17,050

The increase in share premium, is a result of the issuance of ordinary shares related to share-based employee incentive programmes.

Other reserves

Revaluation reserves

Changes in revaluation reserve
	Equity securities at FVOCI			Debt instruments at FVOCI			AFS and other			Cash flow hedge			Credit liability			Property in own use

	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018
Opening balance	1,580	1,914	n/a	322	398	n/a	n/a	n/a	3,447	1,208	604	263	-114	8	n/a	253	204	203
Effect of change in accounting policy due to the implementation of IFRS 9			2,432			629			-3,447						-190
Changes in credit liability reserve													-19	-116	199
Unrealised revaluations	-337	137	-461	20	-43	-177				242	604	342				-7	58	3
Realised gains/losses transferred to the statement of profit or loss				-33	-33	-54
Realised revaluations transferred to retained earnings	-1	-472	-56										16	-6		-26	-9	-2
Other changes	-62
Closing balance	1,181	1,580	1,914	309	322	398	n/a	n/a	n/a	1,450	1,208	604	-117	-114	8	221	253	204

Equity securities at FVOCI

In 2020, the unrealised revaluations of EUR -337 million includes revaluation of shares in Bank of Beijing for EUR -339 million. Other changes of EUR -62 million is related to prior years revaluations of Visa shares, which are reclassified to Financial assets at fair value through profit or loss and for which the unrealized revaluation up until 2019 is transferred to retained earnings. Reference is made to note 5 ‘Financial assets at fair value through other comprehensive income’.

In 2019, the unrealised revaluations of EUR 137 million are due to the revaluation of shares in Bank of Beijing EUR 35 million and shares in EquensWorldLine EUR 101 million. The EUR -472 million transfer of revaluation reserve to retained earnings is mainly related to the sale of shares in Kotak Mahindra Bank EUR -320 million and EquensWorldLine EUR -149 million.

In 2018, the Equity securities at FVOCI revaluation reserve decreased by EUR 517 million, mainly due to the revaluation of shares in Bank of Beijing EUR -549 million, partly offset by revaluation of shares in Kotak Mahindra Bank EUR 71 million.

Available-for-sale and other

As from 2018, due to implementation of IFRS 9, the revaluation results of Available-for-sale and other are reported in the FVOCI reserve.

Cash flow hedge

ING mainly hedges floating rate lending with interest rate swaps. Due to decrease in interest rate yield curve in 2020 the interest rate swaps had a positive revaluation of EUR 242 million which is recognised in cash flow hedge reserve.

Net defined benefit asset/liability remeasurement reserve

Reference is made to Note 36 ‘Pension and other post-employment benefits’.

Changes in currency translation reserve
	2020	2019	2018
Opening balance	-2,079	-2,043	-1,663
Unrealised revaluations	106	-134	71
Realised gains/losses transferred to the statement of profit or loss	-1	-138
Exchange rate differences	-1,662	236	-451
Closing balance	-3,636	-2,079	-2,043

Unrealised revaluations relates to changes in the value of hedging instruments that are designated as net investment hedges. The hedging strategy is to hedge the CET1 ratio. The net decrease of unrealized revaluations and Exchange rate differences of EUR -1,557 million is related to several currencies including USD (EUR -536 million), TRY (EUR -406 million) PLN (EUR -137 million) and RUB (EUR -104 million).

In 2019 realised gains/losses transferred to the statement of profit or loss is related to the sale of shares in Kotak Mahindra Bank (EUR -119 million) and the effect of the merger transaction of TMB (EUR -18 million).

Share of associates and joint ventures and other reserves

Changes in share of associates, joint ventures and other reserves
	2020	2019	2018
Opening balance	3,189	2,940	2,527
Effect of change in accounting policy due to the implementation of IFRS 9			-28
Result for the year	94	180	160
Transfer to/from retained earnings	-37	69	280
Closing balance	3,246	3,189	2,940

The Share of associates, joint ventures and other reserves includes non-distributable profits from associates and joint ventures of EUR 644 million (2019: EUR 624 million). Other reserves includes a statutory reserve of EUR 1,912 million (2019: EUR 1,818 million) related to the former Stichting Regio Bank and the former Stichting Vakbondsspaarbank SPN and a legal reserve of EUR 688 million (2019: EUR 736 million) related to own developed software.

Treasury shares

Changes in treasury shares
	Amount			Number
	2020	2019	2018	2020	2019	2018
Opening balance	-10	-11	-15	919,387	1,137,701	944,257
Purchased/sold	5	1	4	-347,716	-218,314	193,444
Closing balance	-4	-10	-11	571,671	919,387	1,137,701

Retained earnings

Changes in retained earnings
	2020	2019	2018
Opening balance	29,866	28,339	27,022
Effect of change in accounting policy due to the implementation of IFRS 9			-390
Transfer to/from other reserves	108	418	-211
Result for the year	2,156	3,723	4,601
Dividend		-2,650	-2,607
Employee stock options and share plans	11	13	19
Changes in composition of the group and other changes	6	23	-96
Closing balance	32,149	29,866	28,339

Changes in the composition of the group

Changes in the composition of the group mainly relate to Payvision. In 2018 ING Bank obtained control over Payvision Holding B.V. (Payvision) by acquiring 75% of its shares. The share purchase agreement included a put option exercisable by the original shareholders and a call option exercisable by ING for the remaining 25% shares. The put and call option led to the recognition of a financial liability with initial recognition through shareholders’ equity of EUR 87 million related to Payvision.

In November 2019 ING Bank agreed to purchase the remaining 25% shares in three tranches between November 2019 and April 2020 for a total consideration of EUR 90 million. Given that ING already had control over Payvision, the acquisition of 23% of the shares in 2019 and 2% in 2020 represents a shareholder transaction and resulted in a transfer between Non-controlling interest and Shareholders equity of EUR 24 million in 2019 and EUR 2 million in 2020.

Dividend

In 2020, a cash dividend of 0 (2019: EUR 2,650 million and 2018: EUR 2,607 million) was paid to the shareholders of ING Group.

For further information, reference is made to Note 30 ‘Dividend per ordinary share’.

Ordinary shares - Restrictions with respect to dividend and repayment of capital

The following equity components cannot be freely distributed: Revaluation reserves, Net defined benefit asset/liability remeasurement reserve, Currency translation reserve, Share of associates and joint ventures reserve and Other reserves including the part related to the former Stichting Regio Bank and the former Stichting Vakbondsspaarbank SPN.

As at 31 December 2020, an amount of EUR 1,912 million (2019: EUR 1,818 million; 2018: EUR 1,638 million) related to the former Stichting Regio Bank and the former Stichting Vakbondsspaarbank SPN is included.

ING Groep N.V. is subject to legal restrictions regarding the amount of dividends it can pay to the holders of its ordinary shares. Pursuant to the Dutch Civil Code, dividends can only be paid up to an amount equal to the excess of the company’s own funds over the sum of the paid-up capital and reserves required by law.

Moreover, ING Groep N.V.’s ability to pay dividends is dependent on the dividend payment ability of its subsidiaries, associates and joint ventures. ING Groep N.V. is legally required to create a non-distributable reserve insofar as profits of its subsidiaries, associates and joint ventures are subject to dividend payment restrictions which apply to those subsidiaries, associates and joint ventures themselves.

Non distributable reserves, determined in accordance with the financial reporting requirements included in Part 9 of Book 2 of the Dutch Civil Code, from ING Group’s subsidiaries, associates and joint ventures are as follows:

Non-distributable reserves
	2020	2019	2018
ING Bank	9,829	8,397	7,603
Other	2	0	97
Non-distributable reserves	9,831	8,398	7,700

In addition to the legal and regulatory restrictions on distributing dividends from subsidiaries, associates and joint ventures to ING Groep N.V. there are various other considerations and limitations that are taken into account in determining the appropriate levels of equity in the Group’s subsidiaries, associates and joint ventures. These considerations and limitations include, but are not restricted to, minimum capital requirements that are imposed by industry regulators in the countries in which the subsidiaries, associates and joint ventures operate, or other limitations which may exist in certain countries and may or may not be temporary in nature. It is not possible to disclose a reliable quantification of these limitations. For an overview of the minimal capital requirements of ING Group refer to the ‘Capital Management’ section.

Without prejudice to the authority of the Executive Board to allocate profits to reserves and to the fact that the ordinary shares are the most junior securities issued by ING Groep N.V., no specific dividend payment restrictions with respect to ordinary shares exist. The European Central Bank has recommended banks in December 2020 to limit dividend distributions out of cumulative 2019 and 2020 profits, given the persisting uncertainty over the economic impact the Covid-19 pandemic.

Refer to ‘Capital Management’ section for further details.

Furthermore, ING Groep N.V. is subject to legal restrictions with respect to repayment of capital to holders of ordinary shares. Pursuant to the Dutch Civil Code, capital may only be repaid if none of ING Groep N.V.’s creditors opposes such a repayment within two months following the announcement of a resolution to that effect.

Cumulative preference shares (not issued)

Pursuant to the Articles of Association of ING Groep N.V. the authorised cumulative preference share capital consists of 4.6 billion cumulative preference shares, of which none have been issued. The par value of these cumulative preference shares is EUR 0.01.

The cumulative preference shares rank before the ordinary shares in entitlement to dividend and to distributions upon liquidation of ING Groep N.V.

The dividend on the cumulative preference shares will be equal to a percentage, calculated on the amount compulsorily paid up or yet to be paid up. This percentage shall be equal to the average of the Euro short-term rate (€STR) as calculated by the European Central Bank during the financial year for which the distribution is made; this percentage being weighted on the basis of the number of days for which it applies, and increased by 2.585 percentage points.

If, and to the extent that the profit available for distribution is not sufficient to pay the dividend referred to above in full, the shortfall will be made up from the reserves insofar as possible. If, and to the extent that, the dividend distribution cannot be made from the reserves, the profits earned in subsequent years shall first be used to make up the shortfall before any distribution may be made on shares of any other category.

ING Groep N.V.’s Articles of Association make provision for the cancellation of cumulative preference shares. Upon cancellation of cumulative preference shares and upon liquidation of ING Groep N.V., the amount paid up on the cumulative preference shares will be repaid together with the accrued dividend as well as any dividend shortfall in preceding years, insofar as this shortfall has not yet been made up.

No specific dividend payment restrictions with respect to the cumulative preference shares exist.